Commitments and Contingent Liabilities (Litigation) (Narrative) (Details) resident in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Oct. 20, 2015 USD ($)	Jan. 31, 2016 trial	May. 31, 2013 doctor water_district	Dec. 31, 2015 USD ($) lawsuit	Dec. 31, 2005 USD ($)	Dec. 31, 2004 resident	Dec. 31, 2014 USD ($)	Sep. 30, 2014 plantiff	Jan. 31, 2012 USD ($)
Loss Contingencies [Line Items]
Loss contingency, potential additional loss				$ 611.0
Asbestos Issue [Member]
Loss Contingencies [Line Items]
Lawsuits alleging personal injury - Filed | lawsuit				2,212
Accrual balance				$ 42.0			$ 38.0
Annual review projection period				20 years
Asbestos Issue [Member] | Non-US [Member]
Loss Contingencies [Line Items]
Accrual balance				$ 3.0
Benzene Related Illness [Member]
Loss Contingencies [Line Items]
Lawsuits alleging illness | lawsuit				29
Years of exposure to benzene	24 years
Compensatory damages awarded	$ 6.9
Punitive damages awarded	$ 1.5
PFOA Matters [Member]
Loss Contingencies [Line Items]
Accrual balance				$ 20.0			$ 14.0
PFOA Matters: Drinking Water Actions [Member]
Loss Contingencies [Line Items]
Binding settlement agreement, class size | resident						80
Number of doctors to release initial screening recommendations | doctor			3
PFOA Matters: Drinking Water Actions [Member] | Payment for Plaintiffs Attorney Fees [Member]
Loss Contingencies [Line Items]
Settlement payments					$ 23.0
PFOA Matters: Drinking Water Actions [Member] | Payment to fund community health project [Member]
Loss Contingencies [Line Items]
Settlement payments					$ 70.0
PFOA Matters: Drinking Water Actions [Member] | Funding for medical monitoring program [Member]
Loss Contingencies [Line Items]
Loss contingency, potential additional loss				235.0
Escrow deposit									$ 1.0
Escrow deposit disbursements (less than)				$ 1.0
PFOA Matters: Additional Actions [Member]
Loss Contingencies [Line Items]
Lawsuits alleging personal injury - Filed | lawsuit				3,500
Lawsuits alleging wrongful death | lawsuit				37
PFOA MDL Plaintiffs selected for individual trial | plantiff								6
Damages awarded due to negligence				$ 1.1
Damages awarded due to emotional distress				$ 0.5
Subsequent Event [Member] | PFOA Matters: Drinking Water Actions [Member]
Loss Contingencies [Line Items]
Expected number of scheduled plaintiff trials annually | trial		40
Percentage of total cases in MDL claiming cancer		7.00%
Percentage of cases to remain inactive		93.00%
Parent Issuer | PFOA Matters: Drinking Water Actions [Member]
Loss Contingencies [Line Items]
Number of water districts Company must provide treatment | water_district			6